Private Placement	12 Months Ended
Dec. 31, 2024
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 890,000 Private Placement Units for a purchase price of $8,900,000, or $10.00 per unit, in a private placement. Additionally, concurrently with the partial exercise of the over-allotment option by the underwriter, the Company issued to the Sponsor 86,081 Private Placement Units at a price of $10.00 per Private Placement Unit for total proceeds of $860,810. Each Private Placement Unit consists of one share of Class A common stock and one-half of one Warrant, with each whole warrant entitling the holder thereof to purchase one share of Class A common stock for $11.50, subject to adjustment.

The Private Placement Warrants are identical to the warrants sold in the Public Offering, except that if held by the Sponsor or its permitted transferees, they (including the common stock issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the consummation of the initial Business Combination.

Founder Shares

On June 2, 2021, the Sponsor purchased 7,992,750 shares of Class B common stock for an aggregate purchase price of $25,000, and on October 14, 2021, the Company effected a 1.1014-for-1.0 stock split, so that the Sponsor owned an aggregate of 8,803,333 shares of Class B common stock (the “Founder Shares”). On November 12, 2021, the Company effected a 0.9955-for-1.0 stock split, so that the Sponsor owned an aggregate of 8,763,333 Founder Shares. All shares and related amounts have been retroactively adjusted to reflect the split (see Note 7). The number of Founder Shares outstanding was determined based on the expectation that the total size of the Public Offering would be a maximum of 25,300,000 Units if the underwriter’s over-allotment option was exercised in full, and therefore that such Founder Shares would represent 25% of the outstanding shares after the Public Offering. In connection with the partial exercise of the underwriter’s over-allotment option, 148,192 shares of Class B common stock were forfeited. On September 19, 2023, the Company held the Meeting where the Company’s stockholders approved the Charter Amendment. Following the Meeting, the Sponsor, as the holder of 100% of the Founder Shares, determined to convert all the outstanding Founder Shares into shares of Class A common stock, on a one-for-one basis.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares (i) with respect to 25% of such shares, until consummation of the initial Business Combination, (ii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, (iii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and (iv) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination. Notwithstanding the foregoing, the transfer restrictions set forth in the immediately preceding sentence shall terminate upon the date following the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees would be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, in connection with an initial Business Combination, the initial holders may transfer, assign or sell their Founder Shares with the Company’s consent to any person or entity that agrees in writing to be bound by the transfer restrictions set forth above.

Promissory Note — Related Party

In order to finance transaction costs in connection with its initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company expects to repay such loaned amounts out of the proceeds of the Trust Account released to the Company.

Emerald ESG Sponsor, LLC agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Public Offering. These loans were non-interest bearing, unsecured and were due at the earlier of June 30, 2022 or the closing of the Public Offering. The outstanding balance under the promissory note of $105,260 was repaid on December 27, 2021, and the promissory note was terminated and is no longer available to be drawn upon. As of December 31, 2024 and 2023, there were no amounts outstanding under the promissory note.

On January 13, 2023, the Sponsor agreed to loan the Company up to $1,500,000 (the “Promissory Note”). The note is non-interest bearing and all outstanding amounts under the Promissory Note will be due on the date on which the Company consummates a Business Combination. No portion of the amounts outstanding under the Promissory Note may be converted into units at a price of $10.00 per unit, which would have been permissible as described in the prospectus filed in connection with the Public Offering. On October 16, 2023, the Company and the Lender amended the Promissory Note to increase the aggregate principal amount of the Promissory Note from $1,500,000 to $3,000,000. All other material terms of the Promissory Note remain in full force and effect. As of December 31, 2024 and 2023, there was $3,000,000 and $2,025,000 outstanding under the Promissory Note, respectively. As a result of the Business Combination the Promissory Note was repaid.

On October 25, 2024, the Company issued the October Note to Frontier. Pursuant to the October Note, Frontier agreed to loan the Company up to an aggregate principal amount of $2,000,000. The October Note is non-interest bearing and all outstanding amounts under the October Note will be due on the date on which the Company consummates a Business Combination. No portion of the amounts outstanding under the October Note may be converted into units or shares. As of December 31, 2024 and 2023, there was $1,218,651 and $0 outstanding under the October Note, respectively. As a result of the Business Combination the October Note was repaid.

On October 31, 2024, the Company issued the Tax Note to Frontier. Pursuant to the Tax Note, Frontier agreed to loan the Company an aggregate principal amount of $973,116, which was used to satisfy the Company’s excise tax liability. The Tax Note is non-interest bearing and all outstanding amounts under the Tax Note will be due on the date on which the Company consummates a Business Combination. No portion of the amounts outstanding under the Tax Note may be converted into units or shares. As of December 31, 2024 and 2023, there was $973,116 and $0 outstanding under the Tax Note, respectively. As a result of the Business Combination the Tax Note was repaid.

Administrative Services Agreement

The Company has entered into an administrative services agreement as of the effective date of the registration statement for the Public Offering pursuant to which the Company will pay the Sponsor or its designee a total of $30,000 per month for office space, administrative and shared personnel support services. Upon completion of the Company’s initial Business Combination, the Company will cease paying these monthly fees. For the years ended December 31, 2024 and 2023, the Company incurred $360,000 and $360,000 for the administrative support services, respectively. As of December 31, 2024 and 2023, $646,451 and $286,451 of administrative support services was included in Due to related party in the accompanying consolidated balance sheets, respectively. As a result of the Business Combination, the Company’s obligations under the administrative services agreement were terminated.